SCHEDULE OF CAPITAL STOCK (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Balance at the beginning of the year	¥ 237,889	¥ 227,960	¥ 225,385
Issuance of capital stock	1,600	4,540	2,575
Capital stock issued for acquisition of subsidiary		5,389
Balance at the end of the year	¥ 239,489	¥ 237,889	¥ 227,960